Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Earnings per share [Line Items]
Schedule of basic and diluted earnings per common share

Basic and diluted earnings per share are calculated by dividing earnings by the weighted-average number of outstanding shares during the period. Basic and diluted earnings per common share have been determined as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2019	December 31, 2018

Profit for the period (US$)	274,544,000	390,377,000	119,710,000
Weighted average number of share outstanding (Note 12(a))	350,056,012	350,056,012	350,056,012
Basic and diluted earnings per share (US$)	0.784	1.115	0.342